Property, Equipment, Network Under Construction, and Intangible Assets	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Equipment, Network Under Construction, and Intangible Assets

4. Property, Equipment, Network Under Construction, and Intangible Assets

Property and equipment and network under construction consisted of the following:

	Year Ended December 31,
	2021	2020
	(in thousands)
Network under construction	$494	$16,828
TerraPoiNT network	16,620	—
Office equipment, furniture, and leasehold improvements	1,270	1,201
Pinnacle network	6,581	5,767
Accumulated depreciation	(2,714)	(1,262)
Property and equipment, net	$22,251	$22,534

Depreciation expense on property and equipment was $1.5 million and $0.1 million for the years ended December 31, 2021 and 2020, respectively.

Network under construction consisted of a tower and rooftop network of beacons with total balances of $0.5 million and $16.8 million as of December 31, 2021 and 2020, respectively. There was no depreciation expense on network under construction in 2021 or 2020. No impairment was recorded for the years ended December 31, 2021 or 2020.

Intangible assets consisted of the following:

	Year Ended December 31,
	2021	2020
	(in thousands)
Indefinite-Lived Intangible assets	$3,467	$3,467
Software	$2,432	$2,172
Accumulated Amortization	(1,804)	(1,494)
Software, net	628	678

Amortization expense on software was $0.3 million and $0.1 million for the years ended December 31, 2021 and 2020, respectively. Software future amortization is expected as follows:

For the twelve months ending December 31, 2022	316
For the twelve months ending December 31, 2023	255
For the twelve months ending December 31, 2024	57